SCHEDULE OF NET CASH FLOW ON ACQUISITION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 27, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents acquired	$ 4,865,964		$ 3,111,141	$ 76,620	$ 1,183,176
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents acquired	5,585
Cash consideration paid	17,380,331
Remedy project limited [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents acquired	33,039
Cash consideration paid	3,789,999	$ 947,500
Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents acquired	970,683
Cash consideration paid	3,519,098
Cash and cash equivalents acquired	(970,683)
Net cash outflow on acquisition	$ 2,548,415